UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, President

Series Portfolios Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Ave, 6th Fl

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1709

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Heitman US Real Estate Securities Fund
Institutional Class | HTMIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Heitman US Real Estate Securities Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://mutualfunds.heitman.com/. You can also request this information by contacting us at 1-888-799-2944.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$38	0.77%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$5,379,161
Number of Holdings	38
Portfolio Turnover	108%
30-Day SEC Yield	3.25%
30-Day SEC Yield Unsubsidized	-2.73%
Visit https://mutualfunds.heitman.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Industry	(% of net assets)
Retail REITs	15.2%
Industrial REITs	13.4%
Health Care REITs	12.8%
Data Center REITs	11.6%
Multi-Family Residential REITs	11.2%
Self-Storage REITs	7.7%
Other Specialized REITs	7.5%
Single-Family Residential REITs	5.7%
Office REITs	5.1%
Cash & Other Industries	9.8%

Top 10 Issuers	(% of net assets)
Prologis, Inc.	9.1%
Equinix, Inc.	6.8%
Welltower, Inc.	6.8%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	4.5%
UDR, Inc.	4.3%
Iron Mountain, Inc.	4.2%
Extra Space Storage, Inc.	4.0%
AvalonBay Communities, Inc.	3.8%
American Homes 4 Rent	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://mutualfunds.heitman.com/
Heitman US Real Estate Securities Fund	PAGE 1	TSR-SAR-81752T734

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Heitman Real Estate Securities LLC documents not be householded, please call toll-free at 1-888-799-2944 to request individual copies of these documents, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Heitman US Real Estate Securities Fund	PAGE 2	TSR-SAR-81752T734

Heitman US Real Estate Securities Fund
Investor Class | HTMNX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Heitman US Real Estate Securities Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://mutualfunds.heitman.com/. You can also request this information by contacting us at 1-888-799-2944.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	1.02%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$5,379,161
Number of Holdings	38
Portfolio Turnover	108%
30-Day SEC Yield	3.00%
30-Day SEC Yield Unsubsidized	-2.96%
Visit https://mutualfunds.heitman.com/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Sector Breakdown (% of net assets)

Industry	(% of net assets)
Retail REITs	15.2%
Industrial REITs	13.4%
Health Care REITs	12.8%
Data Center REITs	11.6%
Multi-Family Residential REITs	11.2%
Self-Storage REITs	7.7%
Other Specialized REITs	7.5%
Single-Family Residential REITs	5.7%
Office REITs	5.1%
Cash & Other Industries	9.8%

Top 10 Issuers	(% of net assets)
Prologis, Inc.	9.1%
Equinix, Inc.	6.8%
Welltower, Inc.	6.8%
Digital Realty Trust, Inc.	4.8%
Simon Property Group, Inc.	4.5%
UDR, Inc.	4.3%
Iron Mountain, Inc.	4.2%
Extra Space Storage, Inc.	4.0%
AvalonBay Communities, Inc.	3.8%
American Homes 4 Rent	3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://mutualfunds.heitman.com/
Heitman US Real Estate Securities Fund	PAGE 1	TSR-SAR-81752T742

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Heitman Real Estate Securities LLC documents not be householded, please call toll-free at 1-888-799-2944 to request individual copies of these documents, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt.
Heitman US Real Estate Securities Fund	PAGE 2	TSR-SAR-81752T742

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Heitman US Real Estate Securities Fund
INSTITUTIONAL CLASS – HTMIX
INVESTOR CLASS – HTMNX
Core Financial Statements
June 30, 2024 (Unaudited)

Heitman US Real Estate Securities Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITs) - 98.5%
Data Center REITs - 11.6%
Digital Realty Trust, Inc.	1,703	$ 258,941
Equinix, Inc.	481	363,925
		622,866
Diversified REITs - 2.5%
CTO Realty Growth, Inc.	2,017	35,217
Essential Properties Realty Trust, Inc.	3,584	99,313
		134,530
Health Care REITs - 12.8%
Healthpeak Properties, Inc.	7,323	143,531
Medical Properties Trust, Inc.	8,185	35,277
Ventas, Inc.	2,920	149,679
Welltower, Inc.	3,485	363,311
		691,798
Hotel & Resort REITs - 2.9%
Ryman Hospitality Properties, Inc.	1,565	156,281
Industrial REITs - 13.4%
EastGroup Properties, Inc.	772	131,317
Prologis, Inc.	4,346	488,099
STAG Industrial, Inc.	2,841	102,447
		721,863
Multi-Family Residential REITs - 11.2%
AvalonBay Communities, Inc.	982	203,166
Camden Property Trust	45	4,910
Centerspace	817	55,254
Essex Property Trust, Inc.	380	103,436
UDR, Inc.	5,680	233,732
		600,498
Office REITs - 5.1%
Alexandria Real Estate Equities, Inc.	524	61,292
Cousins Properties, Inc.	4,409	102,068
SL Green Realty Corp.	1,935	109,598
		272,958
Other Specialized REITs - 7.5%
Iron Mountain, Inc.	2,508	224,767
Lamar Advertising Co. - Class A	849	101,481
VICI Properties, Inc.	2,643	75,696
		401,944
Retail REITs - 15.2%
Agree Realty Corp.	1,749	108,333
Brixmor Property Group, Inc.	3,170	73,195
Kimco Realty Corp.	3,053	59,411
Kite Realty Group Trust	2,879	64,432
NNN REIT, Inc.	1,458	62,111
Realty Income Corp.	2,339	123,546
Simon Property Group, Inc.	1,612	244,702
Urban Edge Properties	4,380	80,899
		816,629

	Shares	Value
Self-Storage REITs - 7.7%
CubeSmart	2,118	$95,670
Extra Space Storage, Inc.	1,398	217,263
Public Storage	357	102,691
		415,624
Single-Family Residential REITs - 5.7%
American Homes 4 Rent - Class A	5,335	198,249
Equity LifeStyle Properties, Inc.	1,663	108,311
		306,560
Telecom Tower REITs - 2.9%
American Tower Corp.	810	157,448
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,164,653)		5,298,999
SHORT-TERM INVESTMENTS - 1.2%
Money Market Fund - 1.2%
First American Treasury Obligations Fund - Class X, 5.21%(a)	63,805	63,805
TOTAL SHORT-TERM INVESTMENTS (Cost $63,805)		63,805
TOTAL INVESTMENTS - 99.7% (Cost $5,228,458)		$5,362,804
Other Assets in Excess of Liabilities - 0.3%		16,357
TOTAL NET ASSETS - 100.0%		$5,379,161

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.
(a)	The rate shown represents the 7-day effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

1

Heitman US Real Estate Securities Fund
Statement of Assets and Liabilities
June 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$ 5,362,804
Receivable for investments sold	43,406
Receivable from Adviser	24,057
Dividends and interest receivable	15,138
Prepaid expenses and other assets	35,020
Total assets	5,480,425
LIABILITIES:
Payable for investments purchased	44,416
Payable for fund administration and accounting fees	19,900
Payable for audit fees	11,696
Payable for transfer agent fees and expenses	10,386
Payable for custody fees	4,304
Payable for compliance fees	2,804
Payable for distribution fees	233
Accrued expenses and other liabilities	7,525
Total liabilities	101,264
NET ASSETS	$5,379,161
NET ASSETS CONSISTS OF:
Paid-in capital	$17,760,153
Total accumulated losses	(12,380,992)
Total net assets	$5,379,161
Institutional Class
Net assets	$5,325,223
Shares issued and outstanding(a)	552,244
Net asset value, offering, and redemption price per share	$9.64
Investor Class
Net assets	$53,938
Shares issued and outstanding(a)	5,611
Net asset value, offering, and redemption price per share	$9.61
Cost:
Investments, at cost	$5,228,458

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

2

Heitman US Real Estate Securities Fund
Statement of Operations
For the Period Ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$198,480
Interest income	2,607
Total investment income	201,087
EXPENSES:
Fund administration and accounting fees (See Note 3)	69,585
Transfer agent fees (See Note 3)	30,869
Investment advisory fee (See Note 3)	30,697
Audit fees	11,696
Federal and state registration fees	10,621
Legal fees	9,660
Compliance fees (See Note 3)	8,989
Custodian fees (See Note 3)	6,009
Trustees’ fees (See Note 3)	5,958
Reports to shareholders	4,248
Insurance	1,882
Sub-transfer agent fees - Institutional Class	536
Distribution fees - Investor Class (See Note 5)	65
Other expenses and fees	1,593
Total expenses before waiver/reimbursement	192,408
Expense waiver/reimbursement by Adviser (See Note 3)	(150,875)
Net expenses	41,533
NET INVESTMENT INCOME	159,554
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	317,001
Net change in unrealized appreciation (depreciation) on investments	(1,247,497)
Net realized and unrealized loss on investments	(930,496)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(770,942)

The accompanying notes are an integral part of these financial statements.

3

Heitman US Real Estate Securities Fund
Statements of Changes in Net Assets

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$159,554	$1,565,843
Net realized gain/(loss)	317,001	(7,501,954)
Net change in unrealized appreciation/(depreciation)	(1,247,497)	8,545,811
Net increase/(decrease) in net assets from operations	(770,942)	2,609,700
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings - Institutional Class	(149,966)	(1,564,502)
Return of capital - Institutional Class	—	(48,768)
Distributable earnings - Investor Class	(964)	(1,341)
Return of capital - Investor Class	—	(42)
Total distributions to shareholders	(150,930)	(1,614,653)
CAPITAL TRANSACTIONS:
Subscriptions - Institutional Class	438,809	1,604,120
Reinvestments - Institutional Class	137,476	1,382,986
Redemptions - Institutional Class	(9,747,168)	(94,624,116)
Subscriptions - Investor Class	1,555	14
Reinvestments - Investor Class	936	1,384
Redemptions - Investor Class	(52)	(10,078)
Net decrease in net assets from capital transactions	(9,168,444)	(91,645,690)
NET DECREASE IN NET ASSETS	(10,090,316)	(90,650,643)
NET ASSETS:
Beginning of the period	15,469,477	106,120,120
End of the period	$5,379,161	$15,469,477
SHARES TRANSACTIONS
Subscriptions - Institutional Class	47,650	165,823
Reinvested - Institutional Class	14,418	155,563
Redemptions - Institutional Class	(1,065,080)	(10,278,760)
Subscriptions - Investor Class	162	2
Reinvested - Investor Class	98	156
Redemptions - Investor Class	(5)	(1,025)
Total decrease in shares outstanding	(1,002,757)	(9,958,241)

The accompanying notes are an integral part of these financial statements.

4

Heitman US Real Estate Securities Fund
Financial Highlights
Institutional Class
For a Fund share outstanding throughout the periods.

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$9.91	$9.21	$13.02	$10.03	$10.71	$9.21
INVESTMENTS OPERATIONS:
Net investment income(a)	0.14	0.22	0.20	0.13	0.16	0.15
Net realized and unrealized gain (loss) on investments	(0.23)	0.76(b)	(3.55)	4.11	(0.64)	2.08
Total from investment operations	(0.09)	0.98	(3.35)	4.24	(0.48)	2.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.27)	(0.19)	(0.17)	(0.18)	(0.19)
Net realized gains	—	—	(0.26)	(1.08)	(0.02)	(0.54)
Return of capital	—	(0.01)	(0.01)	—	(0.00)(c)	—
Total distributions	(0.18)	(0.28)	(0.46)	(1.25)	(0.20)	(0.73)
Redemption fee per share	0.00(c)	—	—	—	—	—
Net asset value, end of period	$9.64	$9.91	$9.21	$13.02	$10.03	$10.71
TOTAL RETURN(d)	−0.83%	11.02%	−25.90%	43.09%	−4.28%	24.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,325	$15,416	$106,063	$152,009	$108,256	$43,591
Ratio of expenses to average net assets:
Before expense waiver/ reimbursement(e)	3.57%	1.12%	0.88%	0.87%	1.29%	1.45%
After expense waiver/ reimbursement(e)	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of net investment income to average net assets(e)	2.96%	2.38%	1.88%	1.07%	1.65%	1.39%
Portfolio turnover rate(d)(f)	108%	150%	105%	122%	216%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)
Net realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the period, and may not reconcile with the aggregate loss on the Statement of Operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

5

Heitman US Real Estate Securities Fund
Financial Highlights
Investor Class
For a Fund share outstanding throughout the periods.

	Period Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
PER SHARE DATA:
Net asset value, beginning of period	$9.88	$9.19	$12.99	$10.01	$10.70	$9.20
INVESTMENTS OPERATIONS:
Net investment income(a)	0.13	0.20	0.17	0.10	0.13	0.13
Net realized and unrealized gain (loss) on investments	(0.23)	0.75(b)	(3.54)	4.10	(0.64)	2.08
Total from investment operations	(0.10)	0.95	(3.37)	4.20	(0.51)	2.21
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.25)	(0.16)	(0.14)	(0.16)	(0.17)
Net realized gains	—	—	(0.26)	(1.08)	(0.02)	(0.54)
Return of capital	—	(0.01)	(0.01)	—	(0.00)(c)	—
Total distributions	(0.17)	(0.26)	(0.43)	(1.22)	(0.18)	(0.71)
Net asset value, end of period	$9.61	$9.88	$9.19	$12.99	$10.01	$10.70
TOTAL RETURN(d)	−0.94%	10.73%	−26.03%	42.78%	−4.51%	24.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$54	$53	$57	$30	$18	$11
Ratio of expenses to average net assets:
Before expense waiver/ reimbursement(e)	4.66%	1.58%	1.13%	1.12%	1.52%	1.70%
After expense waiver/ reimbursement(e)	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Ratio of net investment income to average net assets(e)	2.71%	2.13%	1.63%	0.82%	1.42%	1.14%
Portfolio turnover rate(d)(f)	108%	150%	105%	122%	216%	149%

(a)	Calculated based on average shares outstanding during the period.
(b)
Net realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile changes in net asset value per share for the period, and may not reconcile with the aggregate loss on the Statement of Operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

6

HEITMAN US REAL ESTATE SECURITIES FUND
NOTES TO THE FINANCIAL STATEMENTS
as of June 30, 2024 (Unaudited)
1. ORGANIZATION
Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Heitman US Real Estate Securities Fund (the “Fund”) is a “non-diversified company” as that term is defined in the 1940 Act. Investment advisory services are provided to the Fund by Heitman Real Estate Securities, LLC (the “Adviser”), pursuant to the Investment Advisory Agreement (the “Advisory Agreement”). The Adviser’s parent company is Heitman, LLC. The Adviser may be deemed to be controlled by KE I, LLC, a Delaware limited liability company that is 100% owned by and controlled by the employees of Heitman, LLC.
The primary investment objective of the Fund seeks to achieve long-term total return. The Fund commenced operations on January 1, 2018. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.
The Fund offers two share classes, Institutional Class and Investor Class. Neither class of shares have any front-end sales loads or deferred sales charges; however, both classes have a 1.00% redemption fee on shares held 30 days or less. Investor Class shares are subject to a distribution fee and a shareholder servicing fee of up to 0.25% and 0.15% of average daily net assets, respectively. Institutional Class shares are not subject to a distribution fee or shareholder servicing fee.
The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution and shareholder servicing fees and voting rights on matters affecting a single share class.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A.
Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.
Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

7

HEITMAN US REAL ESTATE SECURITIES FUND
NOTES TO THE FINANCIAL STATEMENTS
as of June 30, 2024 (Unaudited)(Continued)
Investments in registered open–end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts (REITs)	$5,298,999	$ —	$ —	$5,298,999
Money Market Funds	63,805	—	—	63,805
Total Investments	$5,362,804	$—	$—	$5,362,804

As of June 30, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.
B.
REITs – Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

8

HEITMAN US REAL ESTATE SECURITIES FUND
NOTES TO THE FINANCIAL STATEMENTS
as of June 30, 2024 (Unaudited)(Continued)
Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property. As well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for preferential tax treatment of their income under the Internal Revenue Code of 1986, as amended (the “Code”), or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.
Real property investments are also subject to risks which are specific to the investment sector or type of property in which the real estate companies are investing.
•
Retail Properties. Retail properties are affected by the overall health of the applicable economy and may be adversely affected by the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, spending patterns and lease terminations.

•
Office Properties. Office properties are affected by the overall health of the economy and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

•
Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel and adverse effects of general and local economic conditions.

•
Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including Federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, medical rates, equipment, personnel and other factors regarding operations; continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); and competition on a local and regional basis.

•
Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage rates, presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

•
Insurance Issues. Certain real estate companies may carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance with various policy specifications, limits and deductibles.

•	Credit Risk. Real estate investment trusts may be highly leveraged, and financial covenants may affect the ability of REITs to operate effectively.
•
Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property.

•
Smaller Companies. Even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, larger company stocks.

9

HEITMAN US REAL ESTATE SECURITIES FUND
NOTES TO THE FINANCIAL STATEMENTS
as of June 30, 2024 (Unaudited)(Continued)
•
REIT Tax Issues. REITs are subject to a highly technical and complex set of provisions in the Code. It is possible that the Fund may invest in a real estate company which purports to be a REIT and that the company could fail to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate level taxation, significantly reducing the return to the Fund on its investment in such a company.

C.
Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
D.
Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as a payable to custodian.

E.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

F.
Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Dividends received from the Fund’s investment in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to Fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund shareholder may represent a return of capital. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method.

10

HEITMAN US REAL ESTATE SECURITIES FUND
NOTES TO THE FINANCIAL STATEMENTS
as of June 30, 2024 (Unaudited)(Continued)
G.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Distribution fees are expensed at up to 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.15% of average daily net assets of Investor Class shares (See Note 5). Sub-transfer agent fees are allocated to the Institutional Class. Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

H.
Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

I.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

J.
Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3. RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.57% of the Fund’s average daily net assets.
The Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding distribution fees – Investor Class (See Note 5), shareholder servicing fees – Investor Class (See Note 5), acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs, other transactional expenses, annual account fees for margin accounts), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 0.77% of the Fund’s average daily net asset value. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. Fees voluntarily waived are not subject to recoupment and will be absorbed by the Adviser. The Operating Expenses Limitation Agreement is in effect and cannot be terminated through April 30, 2030. Thereafter, the agreement may be terminated any time upon 60 days written notice and approval by the Board and the Adviser, with consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
July 2024 to December 2024	$66,839
January 2025 to December 2025	$143,024
January 2026 to December 2026	$228,116
January 2027 to June 2027	$150,875

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator

11

HEITMAN US REAL ESTATE SECURITIES FUND
NOTES TO THE FINANCIAL STATEMENTS
as of June 30, 2024 (Unaudited)(Continued)
performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2024, are disclosed in the Statement of Operations.
Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.
4. TAX FOOTNOTE
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended June 30, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended December 31, 2020.
As of December 31, 2023, the Fund’s most recently completed fiscal year end, the components of accumulated loss for income tax purposes were as follows:

Tax cost of Investments*	$14,770,615
Unrealized appreciation	$1,584,318
Unrealized depreciation	(893,020)
Net unrealized appreciation	691,298
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated loss	(12,150,418)
Total accumulated loss	$(11,459,120)

*	Tax cost of investments differs from book cost of investments due to wash sales.
As of December 31, 2023, the most recently completed fiscal year, the Fund had short-term and long-term capital loss carryovers of $7,404,920 and $4,745,498, respectively, which can be carried forward indefinitely.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31. For the taxable period ended December 31, 2023, the Fund did not defer any qualified late year losses.
Distributions to Shareholders – The Fund distributes net investment income quarterly, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

12

HEITMAN US REAL ESTATE SECURITIES FUND
NOTES TO THE FINANCIAL STATEMENTS
as of June 30, 2024 (Unaudited)(Continued)
The tax character of distributions paid for the period ended June 30, 2024 and the year ended December 31, 2023 were as follows:

	Ordinary Income*	Long-Term Capital Gain	Return of Capital	Total
June 30, 2024	$150,930	$ —	$—	$150,930
December 31, 2023	$1,565,843	$—	$48,810	$1,614,653

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to the Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.
Under the Plan, the Board will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Board of the Trust who are not interested persons. Continuation of the Plan is considered by the Board no less frequently than annually. For the period ended June 30, 2024, the Investor Class incurred expenses of $65 pursuant to the Plan.
In addition, pursuant to a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Adviser is authorized to engage financial institutions, securities dealers and other industry professionals (each a “Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.15% of the average daily net asset value of the Investor Class of the Fund’s shares. For the period ended June 30, 2024, the Investor Class did not incur any expenses under the plan.
Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be affected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.
Distribution and shareholder servicing fees are not subject to the Operating Expenses Limitation Agreement (See Note 3) to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expenses Limitation Agreement rate of 0.77% for the Investor Class shares.
6. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the year end June 30, 2024, were as follows:

	Purchases	Sales
U.S. Government Securities	$—	$—
Other Securities	11,264,340	20,351,294

13

HEITMAN US REAL ESTATE SECURITIES FUND
NOTES TO THE FINANCIAL STATEMENTS
as of June 30, 2024 (Unaudited)(Continued)
7. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2024, SEI Private Trust Company, for the benefit of their customers, owned 73.14% of the Fund.

14

HEITMAN US REAL ESTATE SECURITIES FUND
ADDITIONAL INFORMATION (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-888-799-2944.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-799-2944. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-888-799-2944, or on the SEC’s website at https://www.sec.gov/.

15

Investment Adviser
Heitman Real Estate Securities, LLC
110 North Wacker Drive, Suite 4000
Chicago, IL 60606
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212
Administrator, Fund Accountant And Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
Legal Counsel
Kirkland & Ellis, LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-888-799-2944.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Statement of Operations under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Series Portfolios Trust

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, President

Date	9/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan L. Roell
Ryan L. Roell, President

Date	9/5/2024

By (Signature and Title)*	/s/ Douglas Schafer
Douglas Schafer, Treasurer

Date	9/5/2024

* Print the name and title of each signing officer under his or her signature